Expense Example - Allspring Core Bond Fund	Apr. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 517
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,366
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	$ 1,817